Other liabilities - Schedule of Changes in Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	$ 37.4
Liabilities incurred	0.0	$ 0.0	$ (5.3)
Asset retirement obligations, ending balance	15.9	37.4
APR Energy
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	37.4	42.3
Liabilities acquired	6.5	7.8
Liabilities incurred	(1.2)	(5.0)
Liabilities settled	(37.1)
Change in estimated cash flows	1.2
Provision reassessment	8.9	(7.9)
Accretion expense	0.2	0.2
Asset retirement obligations, ending balance	$ 15.9	$ 37.4	$ 42.3